Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Intangible Assets [Line Items]
Impairment loss	$ 15,937,533
Computer Software [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	492
Cannabis Distribution License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	16,073	$ 15,965
Cannabis API Manufacturing and GMP License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	$ 3,783,117	$ 3,783,117